Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment
7. PROPERTY AND EQUIPMENT

	December 31
	2024	2025
	US$	US$
Cost:
Land	67,640	67,640
Buildings	28,507	95,481
Machinery and equipment	75,326	85,851
Furniture and fixtures	9,506	12,707
Leasehold and buildings improvement	9,590	33,707
Software	69,854	82,403

Total	260,423	377,789

Accumulated depreciation:
Buildings	7,172	8,347
Machinery and equipment	51,791	61,433
Furniture and fixtures	7,148	6,635
Leasehold and buildings improvement	6,488	6,226
Software	62,680	76,943

	135,279	159,584
Prepayment and construction in progress	63,254	761

	188,398	218,966

In October 2023, the Company disposed of its office building in Taipei, Taiwan, recognizing a gain of US$594 thousand for the year ended December 31, 2023.
As of December 31, 2024 and 2025, the Company’s Shanghai office building had net carrying values of US$8,655 thousand and US$8,636 thousand, respectively, with US$2,354 thousand and US$782 thousand leased out.
In September 2018, the Company acquired land in Hsinchu, Taiwan, for US$58,931 thousand to construct its Taiwan headquarters. Construction of the building commenced in January 2021 and was completed in 2025. Upon completion, the building was capitalized at a total cost of US$67,038 thousand.